Exhibit 99.1

GM Financial Automobile Leasing Trust 2024-1

5.49% Exchange Note

Class A-1 5.51400% Asset Backed Notes

Class A-2A 5.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 5.09% Asset Backed Notes

Class A-4 5.09% Asset Backed Notes

Class B 5.33% Asset Backed Notes

Class C 5.41% Asset Backed Notes

Class D 5.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/25
End of Period:	03/31/25
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	04/17/25
Distribution Date:	04/21/25
Transaction Month:	14

				Original Agg.
2024-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	55,552	01/03/2024	02/15/2024	$1,755,858,739

Total	55,552			$1,755,858,739

RECONCILIATION OF 2024-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,245,464,234

{2}	Reduction in Agg. Securitization Value due to payments	{2}	12,461,251
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,706,199
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	36,701,780
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	50,869,230

{7}	End of period Aggregate Securitization Value		{7}	$1,194,595,004

{8}	Pool Factor		{8}	68.034801%

RECONCILIATION OF 2024-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,690,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,179,605,495

{11}	Exchange Note Principal Payment Amount	{11}	50,869,230

{12}	End of period Exchange Note Balance	{12}	$1,128,736,265

{13}	Note Pool Factor	{13}	66.789128%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$246,120,000	$275,640,000	$275,640,000	$551,290,000	$75,250,000

{15}	Beginning of period Note Balance	{15}	$0	$121,554,533	$121,554,533	$551,290,000	$75,250,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	25,434,615	25,434,615	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$96,119,918	$96,119,918	$551,290,000	$75,250,000

{21}	Note Pool Factor	{21}	0.000000%	34.871542%	34.871542%	100.0000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$76,400,000	$71,150,000	$43,900,000	$1,615,390,000

{23}	Beginning of period Note Balance	{23}	$76,400,000	$71,150,000	$43,900,000	$1,061,099,066

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	50,869,230
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$76,400,000	$71,150,000	$43,900,000	$1,010,229,836

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	62.537829%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,245,464,234

{31}	Ending Designated Pool Balance	{31}	1,194,595,004
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,194,595,004

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$50,869,230

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,179,605,495	$0	5.49%	30	30/360	$5,396,696

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2024-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$22,855,664
{37}	Net Liquidation Proceeds collected during period	{37}	43,042,496
{38}	Investment Earnings	{38}	207,562
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(207,562)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	65,898,160

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,037,887
{43}	To the 2024-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	5,396,696
{44}	To the 2024-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	50,869,230
{45}	To the 2024-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2024-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	8,594,347

{47}	Total Distributions:		{47}	$65,898,160

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,245,464,234
{49}	Ending Agg. Securitization Value	{49}	1,194,595,004
{50}	Principal Distributable Amount {48} - {49}		{50}	50,869,230

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	50,869,230

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (xiii) to the Required Pro Forma Note Balance			{53}	50,869,230

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$50,869,230

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	5.51400%	32	Actual/360	$0
{56}	Class A-2A	$121,554,533	0	5.18%	30	30/360	524,711
{57}	Class A-2B	$121,554,533	0	4.79436%	32	Actual/360	518,024
{58}	Class A-3	$551,290,000	0	5.09%	30	30/360	2,338,389
{59}	Class A-4	$75,250,000	0	5.09%	30	30/360	319,186
{60}	Class B	$76,400,000	0	5.33%	30	30/360	339,344
{61}	Class C	$71,150,000	0	5.41%	30	30/360	320,768
{62}	Class D	$43,900,000	0	5.48%	30	30/360	200,477

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2024-1 Exchange Note Collections	{63}	$64,860,273
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	207,562
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	15,725
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	65,083,560

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	65,083,560

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	250
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	524,711
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	518,024
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	2,338,389
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	319,186
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	339,344
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	320,768
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	200,477
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	50,869,230
{89}	To the Reserve Account, the Reserve Account Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	9,652,764

{96}	Total Distributions:		{96}	$65,083,560

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$869,649,066	$1,194,595,004	$0	$61,382,583	$0
{98}	Class B	946,049,066	1,194,595,004	0	61,043,239	0
{99}	Class C	1,017,199,066	1,194,595,004	0	60,722,471	0
{100}	Class D	1,061,099,066	1,194,595,004	0	60,521,994	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$9,652,764
{102}	Beginning Note Balance	{102}	1,061,099,066
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	50,869,230
{104}	Pro-Forma Note Balance		{104}	1,010,229,836

{105}	Ending Aggregate Securitization Value	{105}	1,194,595,004
{106}	10.5% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.5% Thereafter ($184,365,168)	{106}	184,365,168
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	1,010,229,836

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$1,194,595,004
{111}	End of Period Note Balance	{111}	1,128,736,265
{112}	Overcollateralization	{112}	65,858,739
{113}	Overcollateralization %		{113}	5.51%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	1,194,595,004
{115}	End of Period Note Balance	{115}	1,010,229,836
{116}	Overcollateralization	{116}	184,365,168
{117}	Overcollateralization %		{117}	15.43%

RECONCILIATION OF 2024-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$4,389,647

{119}	Beginning of Period Reserve Account balance		{119}	$4,389,647
{120}	Investment Earnings	{120}	15,725
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	4,405,372

{124}	Specified Reserve Balance		{124}	4,389,647

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	15,725

{126}	End of period Reserve Account balance		{126}	$4,389,647

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$2,257,949	0.19%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	April 16, 2025

GM Financial

GMALT 2024-1

Supplemental Monthly Data

March 31, 2025

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,245,464,234	$1,053,085,224
Change	(50,869,230)	(35,758,962)
End of Period	$1,194,595,004	$1,017,326,262

Residual Value as % of Agg. Securitization Value		85.16%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	42,517	1,186,886,935	99.35%
31 - 60 days	184	5,450,120	0.46%
61 - 90 days	40	1,391,826	0.12%
91 - 120 days	23	866,123	0.07%
Total	42,764	1,194,595,004	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	736	19,838,601	6,159	188,328,711
Standard terminations	148	3,471,853	2,111	49,341,912
Total retained by lessee	884	23,310,454	8,270	237,670,623
Returned Vehicles
Early terminations	327	8,011,790	1,987	51,099,577
Standard terminations	214	5,379,536	1,606	40,998,530
Total returned to dealer	541	13,391,326	3,593	92,098,107
Charged off leases / Repossessed vehicles	59	1,706,199	924	27,070,090
Repurchases	0	0	1	16,730
Other	0	0	0	0
Total terminations	1,484	38,407,979	12,788	356,855,550

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	70	1,774,239	0.14%

Deferments	2	97,019	0.01%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,706,199	27,070,090
less: Sales proceeds	2,051,192	26,756,806
less: Excess wear and excess mileage received	0	(44)
less: Other amounts received	0	0
Net Credit (Gain) Loss	(344,993)	313,328

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	13,546,750	91,800,563
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	14,827,153	96,953,265
less: Excess wear and excess mileage received	36,083	346,698
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,316,486)	(5,499,400)

	Current Period	Prev. Month
Prepay Speed	1.1458%	0.8418%

Return Rate based on Scheduled to Terminate(2)	84.3994%	63.9073%

Return Rate based on Terminated Leases(3)	36.4555%	38.3698%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.